Other Financial Assets - Disclosure Of Maximum Risk To Credit Exposure By Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 156	$ 175
Americas [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	54	66
EMEAA [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	62	67
Greater China [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 40	$ 42